787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 8, 2012

VIA EDGAR

Mr. Duc Dang

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                               AAA Energy Opportunities Fund LLC

Registration Statement on Form 10-12G

Securities Exchange Act File No. 000-54670

Ladies and Gentlemen:

On behalf of this firm’s client, Sydling Futures Management LLC (“Sydling”), the commodity pool operator (“CPO”) and trading manager of AAA Energy Opportunities Fund LLC (the “Registrant”), I am transmitting herewith for filing with the Securities and Exchange Commission (the “Commission”) pursuant to the Securities Exchange Act of 1934 (the “Exchange Act”), Amendment No. 1 to the Registrant’s Form 10-12G that was filed with the Commission on April 26, 2012 (the amendment filing, the “Amendment” and the initial filing, the “Initial Form 10”).  On behalf of Sydling, I am also submitting this letter in response to the Commission staff’s (the “Staff”) comment letter to the Initial Form 10 (the “Letter”), dated May 23, 2012, to Mr. Jerry Pascucci, President and Director of Sydling.  The following responses are numbered to correspond to the numbering of the Letter.  For your convenience, the Staff’s comments are indicated in italics, followed by Sydling’s response.

Comment No. 1:                                                      We refer to your statement on page 2 that you are not registered under the Investment Company Act of 1940. We note, however, that you may invest in forward contracts and swap agreements. If you are relying on an exemption from registration under the Investment Company Act of 1940, please tell us. Please provide us with a detailed analysis of this exemption and how your investment strategy will support this exemption. Please note that we will refer your response to the Division of Investment Management for further review.

Response:                                                                                        The Registrant is not an “investment company” as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), because it is not engaged primarily or proposing to engage primarily in the business of investing, reinvesting,

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in alliance with Dickson Minto W.S., London and Edinburgh

owning, holding, or trading in “securities.”  Rather, the Registrant is a commodity pool, which, through its investment in Sydling AAA Master Fund LLC (the “Master Fund”), will commit substantially all of its assets to trading commodity interests. The Initial Form 10 in substance states that the objective of the Registrant is to achieve capital appreciation through speculative trading, directly or indirectly, in commodity interests generally including commodity futures and commodity option contracts on U.S. exchanges and certain foreign exchanges, and swaps. The Registrant intends to focus its trading in energy and energy related commodity products traded on the Chicago Mercantile Exchange, but is authorized to trade commodity futures, swaps and options contracts of any kind.  Neither the Registrant nor the Master Fund is authorized, or currently intends, to trade in securities (although the Registrant and the Master Fund may hold U.S. government securities for cash management purposes).

As noted above, to meet the definition of “investment company” the Registrant would need to be in the business of transacting primarily in securities.  Futures, options on futures and swaps on commodities, the Registrant’s primary trading focus, are not included in the definition of “security” in Section 2(a)(36) of the Investment Company Act.(1)

All of the Master Fund’s assets are deposited in commodity brokerage accounts with UBS Securities LLC (the Master Fund’s commodity broker) and are maintained in cash or in U.S. government securities and currently segregated as customer funds.

It is well established that an investment fund that trades commodity interests or options on futures will not be subject to the jurisdiction of the Commission under the Investment Company Act unless the fund is otherwise an investment company under the Investment Company Act.(2)  According to the Peavey Letter, in determining whether a futures fund (i.e., a commodity pool) is otherwise an investment company, one must look at whether or not the fund is “primarily engaged” in investing in securities so as to be an investment company under Section 3(a)(1)(A) of the Investment Company Act, or is an entity with more than 40% of its total assets (exclusive of government securities and cash items) in investment securities so as to be an investment company within Section 3(a)(1)(C) of the Investment Company Act.

In order to determine an entity’s primary engagement under the Peavey Letter, generally one would look to the nature of its assets and the sources of its income, among other factors.  The Staff in the Peavey Letter acknowledged, however, that for commodity pools “a snapshot picture of its balance sheet contrasting the value of its futures contracts … with the value of its other assets, e.g., its reserves and margin deposits, which often are in the form of United States government notes, may not reveal the primary nature of the business.”  Accordingly, in order to determine the “primary engagement” of a commodity pool, one would look to the area of business in which the entity expects its greatest gains to be realized, and in

(1)

“Security futures” are included in the definition of “security” in the Investment Company Act. The Registrant, however, does not intend to invest in security futures. In addition, although the Registrant is authorized to trade “swaps,” it is not authorized to trade “security-based swaps.” We note that the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) placed “swaps” under the jurisdiction of the Commodity Futures Trading Commission (the “CFTC”), and placed “security-based swaps” under the jurisdiction of the Commission. In addition, although permitted to trade swaps and forwards, both the Registrant and the Master Fund intend to trade primarily in exchange-traded commodity interests.

(2)	Peavey Commodity Futures Fund, SEC No-Action Letter (publicly-available June 2, 1983) (“Peavey Letter”).

which it expects the greatest exposure to risk of losses.  The Registrant expects to primarily realize gains and be exposed to risk of loss in connection with its trading of commodity interests.  This is evident from its focus on commodity trading and its limited holdings of securities.  Accordingly, based on the Peavey analysis, the Registrant is not “primarily engaged” in investing in securities and should not be subject to registration under the Investment Company Act.  Further, pursuant to Section 4m(3) of the Commodity Exchange Act (“CEA”), as amended by the Dodd-Frank Act, a commodity pool is considered to be “engaged primarily” in the business of being a commodity pool if it is or it holds itself out to the public as being engaged primarily, or proposes to engage primarily, in the business of investing, reinvesting, owning, holding, or trading in commodity interests.  The Registrant meets the commodity pool criteria of CEA Section 4m(3).

Additionally, the Staff has stated that an investment by a commodity pool in another commodity pool (such as the Registrant’s investment in the Master Fund) will not be considered an investment in a “security” for Investment Company Act purposes.(3)  In such cases, the Staff stated in the MFA Letter that it “would not recommend that the [Commission] take any enforcement action under the Investment Company Act if, when assessing for purposes of Section 3(b)(1) whether or not a commodity pool is primarily engaged in the business of trading or investing in commodity interests, the commodity pool ‘looks through’ the second-tier pools in which it has invested and treats the business activities of each second-tier pool as having been engaged in directly by the commodity pool itself, provided that (1) the commodity pool is operated by a CPO registered as such under the CEA, and (2) each second-tier pool (i) is operated by a CPO registered as such under the CEA, and (ii) is not an investment company, and is not excluded from regulation under the Investment Company Act by Section 3(c)(1) thereof.”(4)  Each of the Registrant and the Master Fund is operated by Sydling, which is registered with the CFTC as a CPO and is a member of the National Futures Association (the “NFA”) in such capacity.  As such, it is appropriate to “look through” to the activities of the Master Fund when determining the primary engagement of the Registrant.

Comment No. 2:                                                      We note that much of your disclosure throughout the document is as of December 31, 2011. Please revise to update or advise.

Response:                                                                                        The Amendment contains disclosure that has been updated through March 31, 2012.  Information covering the fiscal quarter ended June 30, 2012 will be included in the Registrant’s upcoming Form 10-Q filing for the second fiscal quarter 2012.

Comment No. 3:                                                      Please indicate the potential percentage range of fund assets that may be invested in swap or forward agreements and/or clarify if there is a limitation on such investments.

Response:                                                                                        For purposes of this response, swaps and forwards are assumed to be off-exchange (or “over-the-counter”) instruments.  Neither the Registrant nor the Master Fund has

(3)	Managed Futures Association, SEC No-Action Letter (pub. avail. July 15, 1996) (the “MFA Letter”).

(4)

See also, Commodity Futures Trading Commission v. Equity Financial Group LLC et. al., 572 F.3d 150 (July 13, 2009), holding, among other things, that a feeder fund in a master-feeder structure is a commodity pool where the master fund invests in commodity futures transactions.

traded any over-the-counter instruments to date.  From inception through December 31, 2011, and March 31, 2012, all of the Master Fund’s trading has been in exchange-traded futures and options on futures, as shown in the Assets and Liabilities Tables in the Initial Form 10 and the in Amendment, respectively.  As noted above, both the Registrant and the Master Fund currently intend to trade exchange-traded commodity interests, and neither currently intends to trade in swap or forward contracts, although both reserve the right to do so.  To the extent the Registrant or the Master Fund were to trade over-the-counter instruments, including swaps or forwards, Sydling expects that no more than 10% of the Registrant’s assets would be committed to trading in such instruments.

Comment No. 4:                                                      On page 4 you disclose that Sydling may delegate trading discretion to one or more trading advisors. Considering the Master Fund was organized for the Advisor, please elaborate on the discretion referenced on page 4.

Response:                                                                                        Sydling has retained the discretion to replace AAA Capital Management Advisors, Ltd. (the “Advisor”) and/or allocate a portion of the Registrant’s assets to one or more additional advisors in the future, which may be traded either directly or through master funds established for that purpose.  Absent unusual circumstances, Sydling does not intend to replace the Advisor or add additional advisors.  Were Sydling to do so, however, or were the Advisor to resign or be terminated in accordance with the Trading Advisory Agreements among the parties, or otherwise cease to be the advisor to the Registrant and the Master Fund, investors would be advised of the change and permitted to redeem their investment in accordance with the Registrant’s usual redemption process (i.e., investors have the ability to redeem at the end of any month).  Furthermore, were the Advisor to cease being the advisor, the Trading Advisory Agreements require the Registrant and the Master Fund to change their names to no longer reference the Advisor.  The Registrant and the Master Fund may also change their names if additional advisors were added.

Comment No. 5:                                                      Please revise to provide a narrative of your formation. Identify the parties involved in forming you and the Master Fund. Also, please revise to include an organizational chart.

Response:                                                                                        The narrative of the Registrant’s formation at the beginning of the Initial Form 10 has been revised and supplemented in Item 1 of the Amendment with additional details.  An organizational chart has also been included as an exhibit to the Amendment.

Comment No. 6:                                                      Please revise to clarify whether your assets are segregated within the Master Fund. Also, please clarify whether the Advisor will manage the entire Master Fund even after other feeder funds are added.

Response:                                                                                        Item 1 of the Amendment discloses that the Registrant is currently the only member of the Master Fund and that, to the extent an investor other than the Registrant becomes a member of the Master Fund, a separate capital account will be established and maintained on the books of the Master Fund for such investor.  Sydling expects that the Advisor will manage the entire Master Fund even after other feeder funds are added.  Please also see the response to Comment No. 4, above.

Comment No. 7:                                                      When all of your assets are allocated to the Master Fund, please revise to clarify whether your net asset value will be different from your capital account balance.

Response:                                                                                        Item 1 of the Amendment discloses that the Registrant’s net asset value (“NAV”) may, at times, be different from its capital account balance at the Master Fund.

Comment No. 8:                                                      We note your risk factor on page 24 regarding speculative position and trading limits. Please describe to us, in greater detail, the regulatory provisions applicable to your operations, including any current limits. In particular, please revise to describe position limits that the CFTC imposes on energy commodities as well as any additional position limits imposed by the exchanges.

Response:                                                                                        The business and operations of the Registrant are affected by the CEA.  The CEA does not regulate the Registrant itself, except to the extent that the CEA would regulate the activities of any trader in the commodity futures markets.  Instead, the CEA regulates the activities of Sydling as the CPO of the Registrant.  Sydling is registered with the CFTC as a CPO.  The CEA requires a registered CPO, such as Sydling, to comply with various disclosure, recordkeeping, reporting and other requirements with respect to the commodity pools it operates.  Generally, Sydling may not solicit funds for a pool, such as the Registrant, without first delivering to the prospective investor an offering document that contains the disclosures enumerated in CFTC Rule 4.24 and that has been reviewed by the NFA.  In order to continue offering interests in the Registrant, Sydling must periodically update the Registrant’s CFTC-compliant disclosure document (CFTC rules currently require updates every nine months).  Sydling must maintain copies of various documents prepared in connection with the pool and must deliver to investors an annual report certified by an independent public accountant as well as monthly statements of the pool’s performance.  Pursuant to CFTC Rule 4.22(h), each such annual report and monthly statement must contain an oath or affirmation made by a representative duly authorized to bind Sydling that, to the best of the knowledge and belief of the individual making the oath or affirmation, the information contained in the document is accurate and complete.

The CFTC and U.S. exchanges have established speculative position limits on the maximum net long or net short position that any person or group of persons acting together, may hold or control in particular commodities.  The position limits established by the CFTC currently apply to futures, options and swaps in grains, soybeans and cotton (although, as a result of the Dodd-Frank Act, the scope of the CFTC-established position limits will expand to include certain other agricultural contracts as well as certain metal and energy contracts).  The CFTC-established position limits also apply to “significant price discovery contracts.”  U.S. exchanges have also established position limits or position accountability or reportability levels for commodity contracts in accordance with the CEA.  The position limits encompass a vast range of energy and other commodities and the position limits for each commodity, if any, are publicly available and subject to change at any time.  The CFTC has adopted rules with respect to the treatment of positions held by a commodity pool, such as the Registrant, for purposes of determining compliance with speculative position limits.  Generally, CFTC rules require all positions held in accounts owned or controlled by the Advisor (and the Advisor’s principals) to be aggregated with the positions of the Registrant established by the Advisor for purposes of calculating the Advisor’s compliance with the limits.  Depending upon the number and types of futures contracts managed in both the Registrant’s account and the other accounts controlled directly or indirectly by the Advisor, position limits may limit the ability of the Advisor to establish particular positions in certain commodities for the Registrant or may require the liquidation of positions.  The Advisor has agreed that if it is required to revise trading orders in order to comply with speculative position limits, it will modify its orders in a manner that will not disproportionally affect the Registrant.  As disclosed in the Initial Form 10, the Dodd-Frank Act has directed the CFTC to impose new position limits and enact new regulations, which it has done it its Part 151 rules.  Also as disclosed in the Initial Form 10, if any such regulations were to further limit the number of positions in a particular commodity that could be controlled by the Advisor, such regulations could potentially restrict the Registrant’s trading activities and adversely affect the Registrant.

As mentioned above, position limits are publicly available and subject to change at any time.  In addition, each contract may have several different applicable position limits, such as single-month, spot-month and all-months-combined position limits.  Further, Sydling does not believe it would be useful to investors to provide in the Amendment a full description of all position limits applicable to the Registrant’s positions at one particular point in time, since such information could be confusing to investors and could quickly become inaccurate or incomplete.  For example, were the Advisor to begin trading a new contract, or were the exchange to change or eliminate an existing position limit or add a new position limit, the information in the Amendment would become stale.  In addition, compliance with the position limits generally requires the Advisor to aggregate the positions it trades on behalf of all of its customers.  As the investors in the Registrant generally will not have knowledge of or access to the positions of the Advisor’s other customers, simply providing the applicable position limits in the Amendment would not allow an investor to determine if the Advisor was in compliance with the applicable limits.  For these reasons, Sydling does not believe providing such information would be useful to investors, and respectfully declines to include any additional disclosure in the Amendment regarding specific position limits.  The Advisor is required to be aware of, and continually monitor, all applicable positions limits and to remain in compliance with such position limits at all times.

Comment No. 9:                                                      Please clarify whether the Advisor could cause you and other managed funds to be opposite parties to the same trade. If so, discuss the conflict presented by such trades.

Response:                                                                                        The nature of exchange-traded futures trading generally would not permit the Advisor to cause two of its clients to be on the opposite side of the same trade.  Futures trading is done on exchanges on an agency basis where counterparties are generally unknown to each other.  The Advisor must place orders through a futures commission merchant, which is approved to access the exchange and is regulated by the CFTC, the NFA and the exchange.  Furthermore, both CFTC and exchange rules generally prohibit cross trades, except in limited circumstances in accordance with the rules of the exchange.  For example, open outcry exchanges may allow floor brokers to directly cross buy and sell orders for different beneficial owners after openly bidding and offering each price and quantity a specified number of times in a transparent manner.  Similar rules have been adopted for electronic markets.  While it is possible that the Master Fund could be opposite another fund managed by the Advisor on the same trade, this would generally be outside of the Advisor’s control.

Were the Master Fund to engage in any over-the-counter transactions, such as certain swaps transactions, its counterparty may be its affiliate, UBS AG, but its counterparty will not be another client of the Advisor.  The Initial Form 10 describes the potential conflicts and risks that may arise in these over-the-counter transactions.

Comment No. 10:                                                It appears that you do not currently hold any OTC contracts. In future Exchange Act periodic reports, please describe the observable and unobserverable inputs used and explain how the non-exchange traded instruments, once acquired, are valued for the purpose of calculating net asset value.

Response:                                                                                        The requested disclosure will be included in future periodic reports, as appropriate.

Comment No. 11:                                                We note the margin to equity ratio of 2.9%. Please clarify if the disclosed ratio is in line with your operational expectations going forward or below such expectation due to your recent formation. Also, please discuss your current margin requirements for the assets being held.

Response:                                                                                        The disclosed margin to equity ratio is in line with the Registrant’s operational expectations going forward.  Based on the Advisor’s past trading, it is expected that up to 30% of the Registrant’s assets may be committed to margin.  As of March 31, 2012, approximately 2.61% of the Registrant’s assets are committed to margin.

Comment No. 12:                                                In future Exchange Act periodic reports, please disclose the NAV and new trading profit figures used to calculate the amounts paid to Sydling and your Advisor.

Response:                                                                                        The requested disclosure will be included in future periodic reports.

Comment No. 13:                                                You indicate that you may redeem interest on a non-pro rata basis if it is in your best interest. Please provide an example of such situation and clarify if that means you may suspend redemptions for some while redeeming others. Also, when redemptions are stalled, please clarify the NAV that will be applied to such redemptions once you are able to honor them.

Response:                                                                                        Although the Form 10 states that Sydling may require any member to redeem some or all of its interest if such redemption is in the best interests of the Registrant, Sydling expects to exercise this authority only in unusual circumstances.  Such circumstances may include those in which a member’s continued investment may jeopardize the Registrant’s tax, ERISA, or other regulatory or anti-money laundering compliance status.  For example, although, for purposes of ERISA, the Registrant intends to qualify under the Publicly Offered Security Exception in the Plan Asset Rule (each as defined in the Initial Form 10), if the Registrant were instead to rely on the 25% Test (as defined in the Initial Form 10), the Registrant may require a benefit plan investor to redeem its interest upon notice from Sydling.

The above disclosure does not mean that Sydling, in the ordinary course, may (or intends to) redeem interests on a non-pro rata basis or that Sydling may (or intends to) suspend redemptions for some members while allowing redemptions for others.  Rather, it means that Sydling may require a member to redeem all or a portion of its interest in the Registrant in certain circumstances where allowing such member to maintain such interest in the Registrant would not be in the Registrant’s best interest.  To the extent a member redeems its interest, either voluntarily or otherwise, it will be redeemed on the same terms as any other concurrent member redemption.  Sydling could also require a member to redeem its entire interest if, as a result of the granting of a partial redemption request, such member’s capital account would fall below a specified minimum threshold.  In addition, Sydling may, in its sole discretion, require all members to redeem their interests in connection with the liquidation of the Registrant if the Registrant’s aggregate net assets fall below a specified threshold.

In the event that redemptions are suspended, any redemption requests would be honored as soon as practicable.  The NAV applicable to any redemption will be the NAV per unit as of the first Redemption Date (as defined in the Initial Form 10) following the receipt by the Registrant of the redemption request.

Comment No. 14:                                                Please clarify how members would be selected for mandatory redemptions by Sydling.

Response:                                                                                        Please see the response to Comment No. 13 above.

Comment No. 15:                                                If member redemptions are dependent on your ability to withdraw funds from the Master Fund, please revise to discuss that process.

Response:                                                                                        Pursuant to the Master Fund’s governing documents, an investor in the Master Fund, such as the Registrant, may withdraw all or part of its investment in the Master Fund as of the last day of any month or at any other time which Sydling may allow, upon at least 10 days’ notice, or upon such shorter notice at the discretion of Sydling.  Although member redemptions from the Registrant are technically dependent on the Registrant’s ability to withdraw funds from the Master Fund, it is unlikely that there would be a situation in which redemptions from the Registrant were permitted but withdrawals from the Master Fund were not, since Sydling generally controls both redemptions at the Registrant level and withdrawals at the Master Fund level.  Further, given the liquid nature of the instruments traded, it would be unusual for the Registrant or the Master Fund to restrict redemptions or withdrawals, as applicable.  Accordingly, Sydling does not believe revision is necessary.

*  *  *  *

A copy of the Registrant’s “Tandy” letter is included with the filing.  Should you have any questions, please do not hesitate to contact the undersigned at (212) 728-8108 or Rita M. Molesworth of this office at (212) 728-8727.

Sincerely,

/s/ Jonathan Burwick
Jonathan Burwick, Esq.
Willkie Farr & Gallagher LLP

cc:                                 Jerry Pascucci, Sydling Futures Management LLC

Jennifer Magro, Sydling Futures Management LLC

Rita M. Molesworth, Esq., Willkie Farr & Gallagher LLP